PSF PGIM GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.8%
Asset-Backed Securities — 11.1%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
4.100%(c)	04/20/32	1,000	$980,636
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32	500	483,491
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	07/20/34	3,000	2,876,537
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
4.090%(c)	01/17/33	2,500	2,427,888
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34	500	478,889
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
4.032%(c)	10/30/30	3,709	3,655,557
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
4.677%(c)	06/20/34	3,250	3,113,238
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.986%(c)	10/29/34	500	477,468
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
4.170%(c)	07/20/32	2,500	2,441,343
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.752%(c)	04/15/34	2,250	2,166,285
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
3.770%(c)	10/20/29	995	975,487
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34	500	479,323

Total Asset-Backed Securities (cost $21,074,241)			20,556,142
Commercial Mortgage-Backed Securities — 6.1%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	2,585,523
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	$3,404,700
Fannie Mae-Aces,
Series 2022-M03, Class A2
1.764%(cc)	11/25/31	4,000	3,174,668
Series 2022-M13, Class A2
2.593%	06/25/32	2,000	1,701,720
FHLMC Multifamily Structured Pass-Through Certificates,
Series K151, Class A3
3.511%	04/25/30	400	377,103
Series K152, Class A2
3.080%	01/25/31	140	126,251

Total Commercial Mortgage-Backed Securities (cost $12,964,248)			11,369,965
Corporate Bond — 0.4%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP
1.400%	07/15/28	885	741,520
(cost $883,189)
Residential Mortgage-Backed Securities — 0.1%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	199	193,939
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.620%)
3.704%(c)	10/25/28	6	6,103
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.624%(cc)	02/25/34	30	29,020

Total Residential Mortgage-Backed Securities (cost $245,296)			229,062
U.S. Government Agency Obligations — 48.4%
Federal Farm Credit Bank
5.480%	06/27/42	500	483,610
Federal Home Loan Bank
3.250%	11/16/28	750	716,154
5.500%	07/15/36	1,000	1,113,089
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	436	335,030
2.000%	01/01/32	126	113,107
2.000%	12/01/50	1,811	1,475,192
2.000%	05/01/51	480	390,373
2.000%	02/01/52	482	391,485
2.000%	05/01/52	985	799,160
2.500%	03/01/30	220	204,292
2.500%	11/01/46	262	223,510
2.500%	04/01/51	2,653	2,240,117
3.000%	06/01/29	162	153,544
3.000%	01/01/37	282	257,967
A1

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	06/01/45	150	$134,606
3.000%	01/01/48	220	194,201
3.000%	10/01/49	76	66,635
3.000%	04/01/52	496	433,019
3.000%	05/01/52	771	672,436
3.000%	06/01/52	492	428,756
3.500%	12/01/32	252	238,540
3.500%	07/01/42	243	223,871
3.500%	10/01/42	476	437,341
3.500%	08/01/43	467	429,645
3.500%	09/01/45	161	148,143
3.500%	10/01/45	141	129,281
3.500%	02/01/47	185	169,645
3.500%	07/01/47	285	261,213
3.500%	03/01/48	373	340,946
3.500%	02/01/52	1,028	926,781
4.000%	06/01/26	13	12,318
4.000%	09/01/26	54	52,162
4.000%	09/01/40	125	119,639
4.000%	12/01/40	139	133,063
4.000%	12/01/40	159	151,705
4.000%	11/01/43	304	290,106
4.000%	09/01/48	6	5,912
4.000%	05/01/52	499	463,674
4.500%	09/01/39	529	518,874
4.500%	08/01/48	142	137,565
5.000%	06/01/33	150	150,760
5.000%	05/01/34	78	78,722
5.500%	05/01/37	25	25,670
5.500%	02/01/38	82	85,174
5.500%	05/01/38	36	37,093
6.000%	09/01/34	41	42,201
6.000%	01/01/37	40	42,245
6.000%	09/01/38	25	25,821
6.000%	08/01/39	31	33,064
6.250%	07/15/32	2,500	2,917,073
6.500%	09/01/32	12	11,990
Federal Home Loan Mortgage Corp., MTN
1.899%(s)	11/15/38	600	292,393
Federal National Mortgage Assoc.
0.875%	08/05/30	500	390,545
1.500%	11/01/50	1,346	1,035,549
1.500%	12/01/50	854	657,344
2.000%	08/01/31	127	113,791
2.000%	05/01/36	813	716,967
2.000%	06/01/40	335	280,672
2.000%	07/01/40	357	298,911
2.000%	02/01/41	1,623	1,359,844
2.000%	05/01/41	1,941	1,626,740
2.000%	09/01/50	2,450	1,998,237
2.000%	10/01/50	1,583	1,290,811
2.000%	12/01/50	402	326,931
2.000%	02/01/51	3,578	2,916,096
2.000%	05/01/51	473	385,435
2.500%	06/01/28	715	681,365
2.500%	05/01/41	1,021	878,015
2.500%	02/01/43	98	83,066
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	12/01/46	337	$288,685
2.500%	01/01/50	694	587,291
2.500%	03/01/50	214	180,826
2.500%	05/01/50	939	794,359
2.500%	08/01/50	2,142	1,811,573
2.500%	09/01/50	1,641	1,402,689
2.500%	10/01/50	2,413	2,040,597
2.500%	04/01/51	1,110	938,908
2.500%	04/01/51	1,623	1,371,025
2.500%	11/01/51	984	828,669
2.500%	04/01/52	982	825,862
2.500%	05/01/52	978	826,487
3.000%	TBA	1,000	869,838
3.000%	02/01/31	289	271,929
3.000%	11/01/36	223	203,418
3.000%	03/01/43	367	328,284
3.000%	07/01/43	461	412,352
3.000%	07/01/43	626	560,373
3.000%	09/01/46	308	273,513
3.000%	11/01/46	145	128,439
3.000%	11/01/46	190	168,310
3.000%	11/01/46	803	713,718
3.000%	12/01/47	429	385,325
3.000%	02/01/50	179	157,075
3.000%	06/01/50	304	266,705
3.000%	11/01/51	961	841,252
3.000%	04/01/52	488	426,500
3.000%	04/01/52	489	426,770
3.000%	04/01/52	706	616,126
3.000%	04/01/52	975	850,169
3.000%	04/01/52	977	852,402
3.000%	04/01/52	987	867,311
3.500%	TBA	500	449,632
3.500%	TBA	1,500	1,349,883
3.500%	07/01/31	374	354,947
3.500%	02/01/33	64	60,257
3.500%	06/01/39	132	122,031
3.500%	04/01/42	221	202,791
3.500%	06/01/42	325	298,548
3.500%	07/01/42	172	158,350
3.500%	07/01/42	414	380,096
3.500%	06/01/45	556	510,494
3.500%	07/01/46	181	165,760
3.500%	12/01/46	166	151,807
3.500%	12/01/46	414	380,490
3.500%	11/01/48	296	270,737
4.000%	TBA	500	482,344
4.000%	TBA	2,000	1,855,703
4.000%	09/01/40	525	500,683
4.000%	06/01/42	314	298,131
4.000%	09/01/44	202	191,710
4.000%	09/01/44	374	355,173
4.000%	04/01/45	187	177,594
4.000%	07/01/45	134	126,589
4.000%	10/01/45	224	211,995
4.000%	10/01/46	70	66,384
4.000%	02/01/47	65	61,570

A2

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	06/01/47	113	$106,522
4.000%	07/01/47	117	110,872
4.000%	10/01/47	368	348,471
4.000%	11/01/47	93	87,855
4.000%	11/01/47	127	120,650
4.000%	05/01/52	997	926,861
4.500%	TBA	500	476,289
4.500%	05/01/40	467	451,475
4.500%	04/01/42	312	305,596
5.000%	12/01/31	21	20,883
5.000%	03/01/34	156	157,137
5.000%	06/01/35	66	66,499
5.000%	07/01/35	33	33,304
5.000%	05/01/36	43	43,832
5.000%	07/01/52	495	483,188
5.500%	02/01/34	101	103,522
5.500%	09/01/34	115	118,019
5.500%	02/01/35	104	104,039
5.500%	06/01/35	31	30,923
5.500%	06/01/35	63	63,008
5.500%	09/01/35	31	30,699
5.500%	09/01/35	65	65,218
5.500%	10/01/35	107	108,125
5.500%	11/01/35	41	40,837
5.500%	11/01/35	56	55,249
5.500%	11/01/35	218	225,093
6.000%	12/01/33	9	8,785
6.000%	02/01/34	55	57,285
6.000%	08/01/34	—(r)	196
6.000%	11/01/34	—(r)	268
6.000%	01/01/35	4	3,943
6.000%	01/01/36	53	53,850
6.000%	05/01/38	20	21,330
6.500%	07/01/32	101	104,303
6.500%	08/01/32	48	49,388
6.500%	10/01/32	124	128,165
6.500%	10/01/37	74	77,139
6.625%	11/15/30	3,000	3,511,662
7.000%	12/01/31	25	24,955
7.000%	01/01/36	13	13,090
8.000%	10/01/23	—(r)	16
8.000%	09/01/24	—(r)	390
8.000%	11/01/24	—(r)	499
8.000%	01/01/26	—(r)	19
9.000%	02/01/25	2	2,356
9.000%	04/01/25	1	905
Government National Mortgage Assoc.
2.000%	09/20/51	325	271,724
2.500%	12/20/46	93	80,169
2.500%	05/20/51	409	353,135
3.000%	03/15/45	384	341,158
3.000%	07/20/46	373	334,808
3.000%	09/20/46	401	359,996
3.000%	10/20/46	101	90,305
3.000%	04/20/47	467	418,511
3.000%	12/20/48	298	267,404
3.000%	04/20/49	287	257,209
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	07/20/49	75	$66,470
3.000%	12/20/49	312	278,571
3.500%	01/20/43	446	412,766
3.500%	04/20/43	211	195,305
3.500%	03/20/45	262	242,564
3.500%	04/20/45	210	195,185
3.500%	04/20/46	352	325,274
3.500%	07/20/46	512	472,691
3.500%	07/20/48	422	389,004
3.500%	11/20/48	110	101,662
3.500%	01/20/49	196	181,241
3.500%	05/20/49	367	337,657
4.000%	06/15/40	67	63,432
4.000%	08/20/46	212	200,861
4.000%	11/20/46	128	121,535
4.000%	09/20/47	170	162,061
4.000%	06/20/48	261	246,759
4.000%	02/20/49	237	224,557
4.500%	02/20/41	203	197,934
4.500%	03/20/41	172	170,112
4.500%	06/20/44	130	129,517
4.500%	09/20/46	154	149,274
4.500%	11/20/46	266	264,480
4.500%	01/20/47	34	34,079
5.000%	07/15/33	66	66,825
5.000%	09/15/33	121	122,522
5.000%	04/15/34	68	67,027
5.000%	10/20/48	49	48,128
5.500%	03/15/34	124	130,364
5.500%	03/15/36	34	35,801
6.500%	07/15/32	8	8,314
6.500%	08/15/32	1	1,427
6.500%	08/15/32	3	2,918
6.500%	08/15/32	10	9,863
6.500%	08/15/32	46	47,552
7.000%	05/15/23	—(r)	29
7.000%	06/15/23	—(r)	155
7.000%	06/15/23	—(r)	419
7.000%	06/15/23	1	608
7.000%	07/15/23	—(r)	32
7.000%	07/15/23	2	2,435
7.000%	08/15/23	—(r)	99
7.000%	08/15/23	1	598
7.000%	09/15/23	—(r)	302
7.000%	10/15/23	—(r)	155
7.000%	11/15/23	—(r)	419
7.000%	11/15/23	1	1,297
7.000%	01/15/24	2	2,358
7.000%	05/15/24	4	3,928
7.000%	08/15/28	18	18,173
7.500%	12/15/25	14	14,707
7.500%	02/15/26	3	2,950
8.500%	09/15/24	15	14,585
8.500%	04/15/25	1	1,117
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes
5.500%	09/18/33	300	331,719

A3

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Resolution Funding Corp. Interest Strips, Bonds
2.895%(s)	01/15/30	350	$252,291
3.555%(s)	04/15/30	675	490,019
Resolution Funding Corp. Principal Strips, Bonds
3.143%(s)	04/15/30	2,305	1,665,173
3.596%(s)	01/15/30	2,290	1,671,701
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325	296,064
1.500%	09/15/31	500	395,447
2.875%	02/01/27	175	165,801
5.880%	04/01/36	230	256,296
6.750%	11/01/25	510	544,503
7.125%	05/01/30	530	622,100

Total U.S. Government Agency Obligations (cost $101,180,397)			89,476,052
U.S. Treasury Obligations — 32.7%
U.S. Treasury Bonds
1.375%	11/15/40	6,870	4,439,737
2.000%	11/15/41	830	593,969
2.250%	05/15/41(k)	25,835	19,525,609
2.375%	02/15/42	245	187,731
2.500%	02/15/46	710	538,712
2.500%	05/15/46	1,485	1,124,887
2.875%	05/15/43(k)	1,515	1,247,745
2.875%	05/15/52	375	314,355
3.000%	05/15/47	340	284,378
3.625%	08/15/43	125	116,465
3.750%	11/15/43	3,645	3,459,333
U.S. Treasury Notes
0.750%	12/31/23	1,460	1,397,152
1.250%	09/30/28	2,245	1,911,232
2.750%	08/15/32	945	864,527
3.125%	08/31/27	135	129,505
3.125%	11/15/28	8,120	7,713,366
3.125%	08/31/29	550	522,156
3.250%	06/30/29	2,705	2,586,234
U.S. Treasury Strips Coupon
0.807%(s)	11/15/29	15	11,287
1.225%(s)	02/15/41	130	60,780
1.450%(s)	08/15/42	60	25,774
1.463%(s)	11/15/42	155	65,821
1.488%(s)	11/15/41	730	324,764
1.775%(s)	02/15/40	535	263,926
1.982%(s)	08/15/39	2,120	1,072,173
1.990%(s)	02/15/39	2,825	1,454,654
2.010%(s)	08/15/30	945	692,729
2.056%(s)	11/15/38	220	114,426
2.172%(s)	02/15/28	530	425,636
2.208%(s)	05/15/39	560	285,337
2.353%(s)	02/15/44	780	315,565
2.361%(s)	05/15/41	1,945	897,511
2.365%(s)	05/15/44	2,790	1,115,891
2.415%(s)	11/15/40	525	248,104
2.416%(s)	05/15/42	80	34,803
2.434%(s)	11/15/45	345	131,046
2.436%(s)	02/15/46	390	146,479
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.443%(s)	08/15/44	210	$82,950
2.452%(s)	08/15/43	1,145	474,549
2.486%(s)	02/15/45	200	77,758
2.506%(s)	11/15/43	4,315	1,768,476
2.513%(s)	08/15/41	2,740	1,242,526
2.857%(s)	05/15/31	145	103,216
3.176%(s)	08/15/40	800	383,000
3.979%(s)	02/15/42	3,945	1,737,649

Total U.S. Treasury Obligations (cost $77,311,852)			60,513,923

Total Long-Term Investments (cost $213,659,223)			182,886,664

Shares
Short-Term Investments — 3.5%
Affiliated Mutual Fund — 3.7%
PGIM Core Ultra Short Bond Fund (cost $6,813,070)(wb)	6,813,070	6,813,070

Interest Rate	Maturity Date	Principal Amount (000)
U.S. Treasury Obligation — (0.2)%
Federal National Mortgage Assoc.
2.500%	TBA	(500)	(419,405)
(cost $(429,532))

Total Short-Term Investments (cost $6,383,538)				6,393,665

TOTAL INVESTMENTS—102.3% (cost $220,042,761)				189,280,329

Liabilities in excess of other assets(z) — (2.3)%				(4,276,482)

Net Assets — 100.0%				$185,003,847

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USAID	United States Agency for International Development

A4

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
135	2 Year U.S. Treasury Notes	Dec. 2022	$27,727,735	$(440,823)
194	5 Year U.S. Treasury Notes	Dec. 2022	20,856,515	(768,476)
428	10 Year U.S. Treasury Notes	Dec. 2022	47,962,750	(2,444,448)
56	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	7,672,000	(715,970)
				(4,369,717)
Short Positions:
275	10 Year U.S. Ultra Treasury Notes	Dec. 2022	32,583,205	2,098,618
401	20 Year U.S. Treasury Bonds	Dec. 2022	50,688,906	3,789,265
				5,887,883
				$1,518,166
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5